Share-Based Compensation - Summary of Key Terms and Conditions of Share-Based Compensation Based on Stock Options (Details)	12 Months Ended
	Dec. 31, 2024 shares € / shares	Dec. 31, 2023 shares € / shares	Dec. 31, 2022 shares € / shares	Dec. 31, 2021 € / shares	Dec. 31, 2020 € / shares	Dec. 31, 2019 € / shares	Dec. 31, 2018 € / shares	Dec. 31, 2017 € / shares	Dec. 31, 2016 € / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Turnover rate	0.00%					15.00%
Total number of BSAAR subscribed (in shares)	35,070	35,070	35,070
Total number of BSAAR voided (in shares)	0	0
Number of other equity instruments exercisable in share-based payment arrangement	35,070	35,070
SO SU 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Excercise price (in EUR per share) | € / shares		€ 3.26
Estimated fair value - according to IFRS 2 (in EUR per share) | € / shares		2.39
Price of the share at the time of allocation | € / shares		€ 4.00
Expected dividends		0.00%
Expected volatility		83.74%
Risk-free interest rate		2.75%
Conversion ratio		1:1
Turnover rate		0.00%
Grant date		Mar. 13, 2023
Total number of BSAAR subscribed (in shares)	6,300	16,300
Number Of Other Equity Instruments Awarded In Share Based Payment Arrangement		16,300
Total number of BSAAR subscribed	16,300	16,300
Total number of BSAAR voided (in shares)	10,000
Number of other equity instruments exercisable in share-based payment arrangement	0
SO D 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Excercise price (in EUR per share) | € / shares		€ 4.07
Estimated fair value - according to IFRS 2 (in EUR per share) | € / shares		2.19
Price of the share at the time of allocation | € / shares		€ 4.00
Expected dividends		0.00%
Expected volatility		83.74%
Risk-free interest rate		2.75%
Conversion ratio		1:1
Turnover rate		0.00%
Grant date		Mar. 13, 2023
Total number of BSAAR subscribed (in shares)	35,000	35,000
Number Of Other Equity Instruments Awarded In Share Based Payment Arrangement		35,000
Total number of BSAAR subscribed	35,000	35,000
Number of other equity instruments exercisable in share-based payment arrangement	0
SO C2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Excercise price (in EUR per share) | € / shares		€ 3.26
Estimated fair value - according to IFRS 2 (in EUR per share) | € / shares		2.39
Price of the share at the time of allocation | € / shares		€ 4.00
Expected dividends		0.00%
Expected volatility		83.74%
Risk-free interest rate		2.75%
Conversion ratio		1:1
Turnover rate		0.00%
Grant date		Mar. 13, 2023
Total number of BSAAR subscribed (in shares)	108,700	108,700
Number Of Other Equity Instruments Awarded In Share Based Payment Arrangement		108,700
Total number of BSAAR subscribed	108,700	108,700
Number of other equity instruments exercisable in share-based payment arrangement	0
SO US 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Excercise price (in EUR per share) | € / shares		€ 4.05
Estimated fair value - according to IFRS 2 (in EUR per share) | € / shares		2.19
Price of the share at the time of allocation | € / shares		€ 4.00
Expected dividends		0.00%
Expected volatility		83.74%
Risk-free interest rate		2.75%
Conversion ratio		1:1
Turnover rate		0.00%
Grant date		Mar. 13, 2023
Total number of BSAAR subscribed (in shares)	17,600	30,200
Number Of Other Equity Instruments Awarded In Share Based Payment Arrangement		30,200
Total number of BSAAR subscribed	30,200	30,200
Total number of BSAAR voided (in shares)	12,600
Number of other equity instruments exercisable in share-based payment arrangement	0
S O
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercice period			From 10/18/2025 to 10/17/2032
Acquisition period			From 10/17/2022 to 10/17/2025
Total number of BSAAR subscribed (in shares)	1,112,200	978,881	815,181
Number Of Other Equity Instruments Awarded In Share Based Payment Arrangement	233,750	190,200
Total number of BSAAR voided (in shares)	82,031	26,500
Number of other equity instruments exercisable in share-based payment arrangement	532,350	388,931
S O2019 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Excercise price (in EUR per share) | € / shares						€ 13.99
Exercice period						From 9/17/2022 to 9/17/2029
Estimated fair value - according to IFRS 2 (in EUR per share) | € / shares						€ 4.59
Price of the share at the time of allocation | € / shares						€ 17.06
Expected dividends						0.00%
Expected volatility						40.00%
Risk-free interest rate						0.00%
Conversion ratio						1:1
Turnover rate						0.00%
Grant date						Jul. 18, 2019
Acquisition period						From 7/18/2019 to 9/16/2022
Total number of BSAAR subscribed (in shares)	51,343	51,343	51,343
Total number of BSAAR subscribed	107,880	107,880
Number of other equity instruments exercisable in share-based payment arrangement	51,343	51,343
S O2018 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Excercise price (in EUR per share) | € / shares							€ 16.00
Exercice period							From 11/11/2022 to 12/31/2028
Estimated fair value - according to IFRS 2 (in EUR per share) | € / shares							€ 9.32
Price of the share at the time of allocation | € / shares							€ 22.10
Expected dividends							0.00%
Expected volatility							44.10%
Risk-free interest rate							0.00%
Conversion ratio							1:1
Grant date							Nov. 07, 2018
Acquisition period							From 11/7/2018 to 12/31/2021
Total number of BSAAR subscribed (in shares)	68,329	68,329	68,329
Total number of BSAAR subscribed	122,000	122,000
Number of other equity instruments exercisable in share-based payment arrangement	68,329	68,329
S O U S2018 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Excercise price (in EUR per share) | € / shares							€ 21.65
Exercice period							From 11/11/2022 to 12/31/2028
Estimated fair value - according to IFRS 2 (in EUR per share) | € / shares							€ 6.90
Price of the share at the time of allocation | € / shares							€ 22.10
Expected dividends							0.00%
Expected volatility							44.10%
Risk-free interest rate							0.00%
Conversion ratio							1:1
Turnover rate							15.00%
Grant date							Nov. 07, 2018
Acquisition period							From 11/7/2018 to 12/31/2021
Total number of BSAAR subscribed (in shares)	9,713	9,713	9,713
Total number of BSAAR subscribed	17,500	17,500
Number of other equity instruments exercisable in share-based payment arrangement	9,713	9,713
AGA D and S
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated fair value - according to IFRS 2 (in EUR per share) | € / shares			€ 4.08			€ 17.06
Price of the share at the time of allocation | € / shares	€ 3.19	€ 4.05	€ 4.08			€ 17.06
Expected dividends	0.00%	0.00%	0.00%			0.00%
Expected volatility	42.69%	84.30%	50.00%			40.20%
Risk-free interest rate	2.85%	3.06%	2.24%			0.00%
Conversion ratio	1:1	1:1	1:1			1:1
Turnover rate	0.00%	0.00%	0.00%			0.00%
Grant date	Mar. 05, 2024	Mar. 10, 2023	Oct. 14, 2022			Jul. 18, 2019
Acquisition period	From 03/05/2024to 03/15/2026	From 03/10/2023to 03/13/2026	From 10/14/2022 to 10/16/2025			From 07/18/2019 to 09/16/2022
AGA D
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated fair value - according to IFRS 2 (in EUR per share) | € / shares	€ 1.23	€ 3.01		€ 4.00
Price of the share at the time of allocation | € / shares				€ 4.00
Expected dividends				0.00%
Expected volatility				51.00%
Risk-free interest rate				(0.59%)
Conversion ratio				1:1
Turnover rate				0.00%
Grant date				Mar. 30, 2021
Acquisition period				From 03/30/2021 to 03/31/2024
A G A S [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated fair value - according to IFRS 2 (in EUR per share) | € / shares	€ 3.19	€ 4.05		€ 4.15
Price of the share at the time of allocation | € / shares				€ 4.15
Expected dividends				0.00%
Expected volatility				51.00%
Risk-free interest rate				(0.59%)
Conversion ratio				1:1
Turnover rate				0.00%
Grant date				Mar. 17, 2021
Acquisition period				From 03/17/2021 to 03/31/2024
SO C2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Excercise price (in EUR per share) | € / shares				€ 2.61
Estimated fair value - according to IFRS 2 (in EUR per share) | € / shares				1.30
Price of the share at the time of allocation | € / shares				€ 3.24
Expected dividends				0.00%
Expected volatility				50.00%
Risk-free interest rate				(0.60%)
Conversion ratio				1:1
Turnover rate				0.00%
Grant date				Oct. 20, 2021
Total number of BSAAR subscribed (in shares)	107,419	130,375	134,375
Total number of BSAAR subscribed	134,375	134,375
Total number of BSAAR voided (in shares)	19,556	4,000
Number of other equity instruments exercisable in share-based payment arrangement	107,419	0
SO D 2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Excercise price (in EUR per share) | € / shares				€ 3.26
Estimated fair value - according to IFRS 2 (in EUR per share) | € / shares				1.06
Price of the share at the time of allocation | € / shares				€ 3.24
Expected dividends				0.00%
Expected volatility				50.00%
Risk-free interest rate				(0.60%)
Conversion ratio				1:1
Turnover rate				0.00%
Grant date				Oct. 20, 2021
Total number of BSAAR subscribed (in shares)	29,750	35,000	35,000
Total number of BSAAR subscribed	35,000	35,000
Total number of BSAAR voided (in shares)	5,250
Number of other equity instruments exercisable in share-based payment arrangement	29,750	0
SO US 2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Excercise price (in EUR per share) | € / shares				€ 3.22
Estimated fair value - according to IFRS 2 (in EUR per share) | € / shares				1.07
Price of the share at the time of allocation | € / shares				€ 3.24
Expected dividends				0.00%
Expected volatility				50.00%
Risk-free interest rate				(0.60%)
Conversion ratio				1:1
Turnover rate				0.00%
Grant date				Oct. 20, 2021
Total number of BSAAR subscribed (in shares)	21,250	25,000	25,000
Total number of BSAAR subscribed	32,500	32,500
Total number of BSAAR voided (in shares)	3,750
Number of other equity instruments exercisable in share-based payment arrangement	21,250	0
SO US 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Excercise price (in EUR per share) | € / shares			€ 3.94
Estimated fair value - according to IFRS 2 (in EUR per share) | € / shares			1.56
Price of the share at the time of allocation | € / shares			€ 4.16
Expected dividends			0.00%
Expected volatility			50.00%
Risk-free interest rate			2.24%
Conversion ratio			1:1
Turnover rate			0.00%
Grant date			Oct. 17, 2022
Total number of BSAAR subscribed (in shares)	23,375	34,625	34,625
Total number of BSAAR subscribed	34,625	34,625
Total number of BSAAR voided (in shares)	11,250
Number of other equity instruments exercisable in share-based payment arrangement	0	0
SO C2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Excercise price (in EUR per share) | € / shares			€ 3.12
Estimated fair value - according to IFRS 2 (in EUR per share) | € / shares			1.90
Price of the share at the time of allocation | € / shares			€ 4.16
Expected dividends			0.00%
Expected volatility			50.00%
Risk-free interest rate			2.24%
Conversion ratio			1:1
Turnover rate			0.00%
Grant date			Oct. 17, 2022
Total number of BSAAR subscribed (in shares)	127,000	131,000	131,000
Total number of BSAAR subscribed	131,000	131,000
Total number of BSAAR voided (in shares)	4,000
Number of other equity instruments exercisable in share-based payment arrangement	0	0
SO D 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Excercise price (in EUR per share) | € / shares			€ 3.91
Estimated fair value - according to IFRS 2 (in EUR per share) | € / shares			1.57
Price of the share at the time of allocation | € / shares			€ 4.16
Expected dividends			0.00%
Expected volatility			50.00%
Risk-free interest rate			2.24%
Conversion ratio			1:1
Turnover rate			0.00%
Grant date			Oct. 17, 2022
Total number of BSAAR subscribed (in shares)	35,000	35,000	35,000
Total number of BSAAR subscribed	35,000	35,000
Number of other equity instruments exercisable in share-based payment arrangement	0	0
SO SU 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Excercise price (in EUR per share) | € / shares			€ 2.95
Exercice period			From 3/12/2022 to 3/12/2032
Estimated fair value - according to IFRS 2 (in EUR per share) | € / shares			€ 1.40
Price of the share at the time of allocation | € / shares			€ 3.46
Expected dividends			0.00%
Expected volatility			49.00%
Risk-free interest rate			2.10%
Conversion ratio			1:1
Turnover rate			0.00%
Grant date			Dec. 02, 2022
Acquisition period			From 3/12/2022 to 3/12/2025
Total number of BSAAR subscribed (in shares)	8,750	8,750	8,750
Total number of BSAAR subscribed	8,750	8,750
Number of other equity instruments exercisable in share-based payment arrangement	0	0
S O US 2 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Excercise price (in EUR per share) | € / shares						€ 14.31
Exercice period						From 1/17/2023 to 1/17/2030
Estimated fair value - according to IFRS 2 (in EUR per share) | € / shares						€ 3.23
Price of the share at the time of allocation | € / shares						€ 14.50
Expected dividends						0.00%
Expected volatility						40.00%
Risk-free interest rate						0.00%
Conversion ratio						1:1
Turnover rate						0.00%
Grant date						Nov. 27, 2019
Acquisition period						From 11/27/2019 to 01/16/2023
S O US 1 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Excercise price (in EUR per share) | € / shares						€ 16.90
Estimated fair value - according to IFRS 2 (in EUR per share) | € / shares						3.67
Price of the share at the time of allocation | € / shares						€ 17.06
Expected dividends						0.00%
Expected volatility						40.00%
Risk-free interest rate						0.00%
Conversion ratio						1:1
Turnover rate						0.00%
Grant date						Jul. 18, 2019
Total number of BSAAR subscribed (in shares)		5,113	5,113
Total number of BSAAR subscribed		30,620
Number of other equity instruments exercisable in share-based payment arrangement		5,113
S O U S2020 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Excercise price (in EUR per share) | € / shares					€ 4.52
Estimated fair value - according to IFRS 2 (in EUR per share) | € / shares					1.12
Price of the share at the time of allocation | € / shares					€ 3.99
Expected dividends					0.00%
Expected volatility					49.00%
Risk-free interest rate					(0.70%)
Conversion ratio					1:1
Turnover rate					0.00%
Grant date					Dec. 31, 2020
Total number of BSAAR subscribed (in shares)	27,500	27,500	50,000
Total number of BSAAR subscribed	56,250	56,250
Total number of BSAAR voided (in shares)		22,500
Number of other equity instruments exercisable in share-based payment arrangement	27,500	27,500
S O C2020 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Excercise price (in EUR per share) | € / shares					€ 3.50
Estimated fair value - according to IFRS 2 (in EUR per share) | € / shares					1.46
Price of the share at the time of allocation | € / shares					€ 3.99
Expected dividends					0.00%
Expected volatility					49.00%
Risk-free interest rate					(0.70%)
Conversion ratio					1:1
Turnover rate					0.00%
Grant date					Dec. 31, 2020
Total number of BSAAR subscribed (in shares)	66,250	81,250	81,250
Total number of BSAAR subscribed	103,750	103,750
Number of other equity instruments exercisable in share-based payment arrangement	66,250	81,250
S O D2020 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Excercise price (in EUR per share) | € / shares					€ 4.38
Estimated fair value - according to IFRS 2 (in EUR per share) | € / shares					1.16
Price of the share at the time of allocation | € / shares					€ 3.99
Expected dividends					0.00%
Expected volatility					49.00%
Risk-free interest rate					(0.70%)
Conversion ratio					1:1
Turnover rate					0.00%
Grant date					Dec. 31, 2020
Total number of BSAAR subscribed (in shares)	35,000	35,000	35,000
Total number of BSAAR subscribed	35,000	35,000
Number of other equity instruments exercisable in share-based payment arrangement	35,000	35,000
S O 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercice period					From 1/1/2024 to 12/31/2027
Acquisition period					From 12/31/2020 to 12/31/2023
SO 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Excercise price (in EUR per share) | € / shares									€ 15.79
Exercice period									From 12/16/2019 to 12/16/2026
Estimated fair value - according to IFRS 2 (in EUR per share) | € / shares									€ 10.30
Price of the share at the time of allocation | € / shares									€ 20.79
Expected dividends									0.00%
Expected volatility									63.00%
Risk-free interest rate									0.00%
Conversion ratio									1:1
Turnover rate									15.00%
Grant date									Dec. 15, 2016
Acquisition period									From 12/15/2016 to 12/15/2019
SO 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Excercise price (in EUR per share) | € / shares								€ 17.91
Exercice period								From 1/1/2021 to 12/31/2027
Estimated fair value - according to IFRS 2 (in EUR per share) | € / shares								€ 9.32
Price of the share at the time of allocation | € / shares								€ 21.95
Expected dividends								0.00%
Expected volatility								53.70%
Risk-free interest rate								0.00%
Conversion ratio								1:1
Turnover rate								15.00%
Grant date								Dec. 06, 2017
Acquisition period								From 12/6/2017 to 12/31/2020
S O 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercice period				From 10/21/2024 to 10/21/2031
Acquisition period				From 10/20/2021 to 10/20/2024
S O20171 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total number of BSAAR subscribed (in shares)	43,212	43,212	43,212
Total number of BSAAR subscribed	64,164	64,164
Number of other equity instruments exercisable in share-based payment arrangement	43,212	43,212
S O20161 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total number of BSAAR subscribed (in shares)	34,398	34,398	34,398
Total number of BSAAR subscribed	41,917	41,917
Number of other equity instruments exercisable in share-based payment arrangement	34,398	34,398
S O20172 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total number of BSAAR subscribed (in shares)	17,765	17,765	17,765
Total number of BSAAR subscribed	32,086	32,086
Number of other equity instruments exercisable in share-based payment arrangement	17,765	17,765
S O20162 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total number of BSAAR subscribed (in shares)	15,308	15,308	15,308
Total number of BSAAR subscribed	20,958	20,958
Number of other equity instruments exercisable in share-based payment arrangement	15,308	15,308